Leases - Schedule of Future Minimum Rental Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Schedule of Future Lease Payments [Line Items]
2014	$ 264
2015	251
2016	243
2017	230
2018	223
Thereafter	2,075
Total minimum rent payments	3,286
Recourse capital leases [member]
Schedule of Future Lease Payments [Line Items]
2014	8
2015	16
2016	6
2017	6
2018	6
Thereafter	106
Total minimum rent payments	148
Less: amount representing interest	(75)
Present value of net minimum rent payments	73
Non-recourse capital leases [member]
Schedule of Future Lease Payments [Line Items]
2014	26
2015	26
2016	26
2017	26
2018	26
Thereafter	272
Total minimum rent payments	402
Less: amount representing interest	(147)
Present value of net minimum rent payments	$ 255